Schedule of Intangible Assets, Future Amortization Expense (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 1	$ 2,079,532
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 2	1,993,265
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 3	1,655,626
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 4	1,643,301
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 5	1,353,382
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 6	5,582,833
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 7	$ 14,307,939